Share-Based Payment Transactions - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares yr $ / shares	Dec. 31, 2021 USD ($) shares yr $ / shares	Dec. 31, 2020 USD ($) shares yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award term of stock options | yr	6.078	6.078	6.078
Two Thousand and Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based number of shares authorized for issuance	337,225,866	337,225,866
Weighted average remaining contractual life of outstanding share options	7 years 4 months 24 days	8 years 2 months 12 days	8 years 10 months 24 days
Weighted average fair value per share of share options granted | $ / shares	$ 0.1403	$ 0.1471	$ 0.1171
Share based compensation by share based award number of options excercised during the period	8,552,187	6,511,135	25,949,960
Two Thousand and Sixteen Plan [Member] | Share Appreciation Rights,Restricted Share Unit Awards And Other Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award number of instrument granted in a share based payment arrangement	0	0	0
Two Thousand and Sixteen Plan [Member] | Restricted Share Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Notice period threshold post termination of employment repurchase option	60 days
Allocated share based compensation | $	$ 39	$ 7	$ 89
Two Thousand and Sixteen Plan [Member] | Time Based Restricted Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based vesting period	48 months
Share based compensation by share based award initial vesting percentage	25.00%
Share based compensation by share based award remaining vesting period	36 months
Two Thousand and Sixteen Plan [Member] | Time Based Restricted Shares [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award weighted average exercise price of equity instruments other than optiions granted | $ / shares	$ 0.003
Two Thousand and Sixteen Plan [Member] | Time Based Restricted Shares [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award weighted average exercise price of equity instruments other than optiions granted | $ / shares	$ 0.01
Two Thousand and Sixteen Plan [Member] | Milestone Based Restricted Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options vested during the period	0	0	6,930,235
Two Thousand and Sixteen Plan [Member] | Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation | $	$ 3,543	$ 8,115	$ 4,421
Share based compensation by share based award term of stock options | yr	10
Allocated share based compensation consulting fees | $	$ 27	$ 129	$ 18
Two Thousand and Sixteen Plan [Member] | Time Based Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting period minimum	24 months
Share based compensation by share based award vesting period Maximum	48 months
Share based compensation by share based award initial vesting percentage one	25.00%
Share based compensation by share based award initial vesting percentage two	50.00%
Share based compensation by share based award remaining vesting period minimum	12 months
Share based compensation by share based award remaning vesting period maximum	36 months
Two Thousand and Sixteen Plan [Member] | Time Based Share Options [Member] | Dr Yu [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award number of options excercised during the period			11,918,299
Share based compensation by share based award unvested early exercised share options outstanding	0	5,991,847